COMMITMENTS AND CONTINGENT LIABILITIES (Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Future minimum lease commitments:
2014		$ 56
2015		47
Future minimum lease commitments		103
Bank guarantees		144
OCS [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalties as a percent of grants received		100.00%
Royalties paid or accrued		4,308
Contingent royalty obligation		4,248
Amount paid as settlement with European Commission	$ 430
OCS [Member] | Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage		3.00%
OCS [Member] | Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage		3.50%